Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Accumulated (Deficit) Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2015	$ 125,173	$ 22,273	$ 115,330	$ 5,300	$ (17,235)	$ (495)
Balance, shares at Dec. 31, 2015		24,072	7,843,578
Net income	17,217			17,217
Other comprehensive income (loss)	(1,842)					(1,842)
Conversion of Series B preferred shares to common shares	(1)	$ (3,323)	$ 3,322
Conversion of Series B preferred shares to common shares, shares		(3,591)	459,192
Stock-based compensation	323		$ 323
Stock-based compensation, shares			40,739
Cash dividends ($0.22, $0.25, and $0.32 per share for the year 2016, 2017 and 2018 respectively)	(1,753)			(1,753)
Preferred stock dividends	(1,501)			(1,501)
Ending balance at Dec. 31, 2016	137,616	$ 18,950	$ 118,975	19,263	(17,235)	(2,337)
Balance, shares at Dec. 31, 2016		20,481	8,343,509
Net income	15,872			15,872
Other comprehensive income (loss)	1,412					1,412
Reclassification of certain income tax effects from accumulated other comprehensive loss				199		(199)
Conversion of Series B preferred shares to common shares		$ (1,592)	$ 1,592
Conversion of Series B preferred shares to common shares, shares		(1,721)	220,108
Common stock issuance, net of costs	32,821		$ 32,821
Common stock issuance, net of costs, shares			1,610,000
Stock-based compensation	426		$ 426
Stock-based compensation, shares			25,069
Cash dividends ($0.22, $0.25, and $0.32 per share for the year 2016, 2017 and 2018 respectively)	(2,438)			(2,438)
Preferred stock dividends	(1,244)			(1,244)
Retirement of common stock	(4)		$ (4)
Retirement of common stock, shares			(211)
Ending balance at Dec. 31, 2017	184,461	$ 17,358	$ 153,810	31,652	(17,235)	(1,124)
Balance, shares at Dec. 31, 2017		18,760	10,198,475
Change in accounting principle for adoption of ASU 2016-01				278		(278)
Net income	14,139			14,139
Other comprehensive income (loss)	(50)					(50)
Conversion of Series B preferred shares to common shares		$ (7,994)	$ 7,994
Conversion of Series B preferred shares to common shares, shares		(8,640)	1,104,735
UCB acquisition	104,669		$ 104,669
UCB acquisition (Share)			4,277,430
Stock-based compensation	428		$ 428
Stock-based compensation, shares			22,859
Cash dividends ($0.22, $0.25, and $0.32 per share for the year 2016, 2017 and 2018 respectively)	(3,790)			(3,790)
Preferred stock dividends	(959)			(959)
Ending balance at Dec. 31, 2018	$ 298,898	$ 9,364	$ 266,901	$ 41,320	$ (17,235)	$ (1,452)
Balance, shares at Dec. 31, 2018		10,120	15,603,499